Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Computed “expected” income tax benefit					$ 799,540	$ (832,569)
Change in valuation allowance						832,569
Stock-based compensation and services					46,912
Non-deductible expenses-Section 280E					71,741
NOL utilization					(641,193)
Provision for income taxes		$ 277,000		$ 277,000	$ 277,000